Equity settled share-based transactions - Number and Weighted Average Exercise Prices of Share Options (Details) - Share options	12 Months Ended
Dec. 31, 2021 Options $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of year (in dollars per share) | $ / shares	$ 0.01
Forfeited (in dollars per share) | $ / shares	0.01
Rolled up to the Restricted Share Scheme (in dollars per share) | $ / shares	$ 0.01
Rolled up to the Restricted Share Scheme | shares	(10,751,220)
Outstanding at the beginning of year (in shares) | Options	10,757,396
Forfeited (in shares) | Options	(6,176)
Outstanding at the end of year (in shares) | Options	0